Prepaid Charter Revenue	6 Months Ended
Jun. 30, 2014
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

5. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets as of June 30, 2014 and December 31, 2013 comprise (a) the unamortized balance of an asset associated with the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel”, “APL Garnet” and “Hanjin Malta”, which were acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements, and (b) a deferred asset resulting from the charter agreements of the vessels “Cap Domingo” and “Cap Doukato” providing for varying charter rates over their term, for which revenue is recognized on a straight-line basis at their average rates.

As at June 30, 2014 and December 31, 2013 the balance of the account was analyzed as follows:

Description	June 30, 2014	December 31, 2013
Prepaid charter revenue	$12,149	$17,974
Deferred asset from varying charter rates	110	192
Total	$12,259	$18,166

In 2012 and 2013, the vessels “Cap Domingo”, “Cap Doukato”, “APL Sardonyx”, “APL Spinel”, “APL Garnet” and “Hanjin Malta” were acquired with time charters attached. As a result, an aggregate asset of $50,500 was recognized as prepaid charter revenue. In December 2013 and February 2014, the vessels “APL Spinel” and “APL Sardonyx”, respectively, were sold and accordingly, their unamortized balance as of June 30, 2014, was nil. As of June 30, 2014 and December 31, 2013 the balance of the respective asset, net of accumulated amortization of $38,351 and $32,526, was $12,149 and $17,974, respectively. The amortization to revenues for the six months ended June 30, 2014 and 2013 was $5,825 and $9,710 respectively, and is separately reflected in Prepaid charter revenue amortization in the accompanying unaudited interim consolidated statements of operations.

The expected aggregate amortization of the prepaid charter revenue from vessel acquisitions with time-charter attached for each of the succeeding years is as follows:

Period	Amount
Year 1	$9,418
Year 2	$2,731